Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total		$ 629,470	$ 92,854	$ 78,458	$ 489	$ 801,271
Florida Phosphates [Member]
Total		5,185		1,005		6,190
Miski Mayo [Member]
Total		88,378	32,021	1,004		121,403
Carlsbad Mine [Member]
Total		380	5,918	10		6,308
Colonsay Mine [Member]
Total		46,407	3,410	1,174		50,991
Mosaic I (Canada) Holdings ULC [Member]
Total		294				294
Belle Plaine Mine [Member]
Total		195,973	11,198	21,709	$ 489	229,369
Esterhazy Mine [Member]
Total		240,172	19,480	51,888		311,540
Minas Gerais Phosphate Mines [Member]
Total	[1]	15,624	7,553	1,107		24,284
Sao Paulo Phosphate Mines [Member]
Total	[1]		4,957	247		5,204
Goias Phosphate Mines [Member]
Total	[1]		4,529	272		4,801
Brazil Corporate [Member]
Total	[1]	29,893				29,893
Sergipe Potash Mines [Member]
Total	[1]	$ 7,164	$ 3,788	$ 42		$ 10,994

[1]	Payments made by our Mosaic Fertilizantes segment were made in BRL and converted to USD using the year-end average exchange rate